Shareholder Fees {- Fidelity® Low Volatility Factor ETF}	Dec. 01, 2020 USD ($)
09.30 Fidelity Factor ETFs Combo PRO-07 | Fidelity® Low Volatility Factor ETF
Shareholder Fees:
(fees paid directly from your investment)	none